INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES

	Three Months Ended		Nine Months Ended
	September 30, 2021 (Unaudited)	September 30, 2020 (Unaudited)	September 30, 2021 (Unaudited)	September 30, 2020 (Unaudited)
Expected tax at 21%	$56,401	$(42,175)	$(166,174)	$(95,794)
Non-deductible stock-based compensation	3,532	3,941	13,383	10,997
Non-deductible derivative liability expense (income)	(76,947)	(32,839)	(97,418)	(16,770)
Non-deductible amortization of debt discounts	33,119	19,581	99,281	22,689
Non-deductible loss on conversions of notes payable and accrued interest	74,429	24,077	167,423	24,077
Increase (decrease) in Valuation allowance	(90,534)	27,415	(16,495)	54,801
Provision for (benefit from) income taxes	$-	$-	$-	$-

	Year Ended
	December 31, 2020	December 31, 2019
Expected tax at 21%	$(153,840)	$(19,399)
Non-deductible stock-based compensation	57,151	-
Non-taxable derivative liability income	(16,077)	-
Non-deductible loss on conversions of convertible notes payable	28,982	-
Non-deductible amortization of debt discounts	24,495	-
Increase (decrease) in Valuation allowance	59,289	19,399
Provision for (benefit from) income taxes	$-	$-